Investment Portfolioas of March 31, 2025 (Unaudited)
DWS CROCI® U.S. VIP
	Shares	Value ($)

Common Stocks 99.6%
Communication Services 13.1%
Entertainment 0.3%
Warner Bros Discovery, Inc.*	34,881	374,273
Interactive Media & Services 6.5%
Alphabet, Inc. "A"	27,286	4,219,507
Meta Platforms, Inc. "A"	7,391	4,259,877
		8,479,384
Media 5.8%
Fox Corp. "A"	122,202	6,916,633
Interpublic Group of Companies, Inc.	26,640	723,542
		7,640,175
Wireless Telecommunication Services 0.5%
T-Mobile U.S., Inc.	2,642	704,648
Consumer Discretionary 7.1%
Automobile Components 0.1%
BorgWarner, Inc.	3,874	110,990
Automobiles 0.3%
General Motors Co.	10,204	479,894
Hotels, Restaurants & Leisure 2.8%
Boyd Gaming Corp.	41,004	2,699,293
Expedia Group, Inc.	1,326	222,901
Royal Caribbean Cruises Ltd.	2,564	526,748
Travel & Leisure Co.	5,106	236,357
		3,685,299
Household Durables 2.2%
D.R. Horton, Inc.	22,849	2,904,794
Specialty Retail 1.3%
AutoNation, Inc.*	6,211	1,005,685
Bath & Body Works, Inc.	3,259	98,813
Lowe's Companies, Inc.	1,871	436,373
Signet Jewelers Ltd.	2,308	134,003
		1,674,874
Textiles, Apparel & Luxury Goods 0.4%
Tapestry, Inc.	6,981	491,532
Consumer Staples 7.1%
Beverages 1.4%
Coca-Cola Co.	4,155	297,581
Constellation Brands, Inc. "A"	2,506	459,901
Molson Coors Beverage Co. "B"	18,942	1,153,000
		1,910,482

Consumer Staples Distribution & Retail 0.5%
Target Corp.	6,265	653,815
Food Products 2.7%
Conagra Brands, Inc.	26,207	698,941
Kraft Heinz Co.	71,651	2,180,340
The J.M. Smucker Co.	5,745	680,265
		3,559,546
Tobacco 2.5%
Altria Group, Inc.	41,557	2,494,251
Philip Morris International, Inc.	4,578	726,666
		3,220,917
Energy 3.6%
Energy Equipment & Services 0.3%
Halliburton Co.	14,651	371,696
Oil, Gas & Consumable Fuels 3.3%
Devon Energy Corp.	19,112	714,789
EOG Resources, Inc.	10,279	1,318,179
Exxon Mobil Corp.	3,191	379,506
Marathon Petroleum Corp.	3,663	533,662
ONEOK, Inc.	14,166	1,405,550
		4,351,686
Financials 14.0%
Banks 6.5%
Bank of America Corp.	34,084	1,422,325
Citigroup, Inc.	2,291	162,638
JPMorgan Chase & Co.	21,393	5,247,703
Regions Financial Corp.	11,123	241,703
U.S. Bancorp.	3,982	168,120
Wells Fargo & Co.	16,585	1,190,637
		8,433,126
Capital Markets 3.2%
Bank of New York Mellon Corp.	21,060	1,766,303
State Street Corp.	27,621	2,472,908
		4,239,211
Consumer Finance 3.5%
Discover Financial Services	10,693	1,825,295
Synchrony Financial	51,640	2,733,822
		4,559,117
Financial Services 0.8%
Fiserv, Inc.*	1,517	334,999
Global Payments, Inc.	5,253	514,374
PayPal Holdings, Inc.*	3,673	239,663
		1,089,036
Health Care 24.9%
Biotechnology 6.6%
AbbVie, Inc.	2,928	613,475
Amgen, Inc.	1,841	573,563
Gilead Sciences, Inc.	34,152	3,826,732

Regeneron Pharmaceuticals, Inc.	4,234	2,685,330
Vertex Pharmaceuticals, Inc.*	1,849	896,432
		8,595,532
Health Care Equipment & Supplies 4.3%
Edwards Lifesciences Corp.*	10,697	775,319
GE HealthCare Technologies, Inc.	4,412	356,093
Hologic, Inc.*	21,400	1,321,878
Medtronic PLC	21,405	1,923,453
Teleflex, Inc.	8,858	1,224,087
		5,600,830
Health Care Providers & Services 1.0%
HCA Healthcare, Inc.	1,867	645,142
Tenet Healthcare Corp.*	5,363	721,323
		1,366,465
Pharmaceuticals 13.0%
Bristol-Myers Squibb Co.	55,477	3,383,542
Johnson & Johnson	32,888	5,454,146
Merck & Co., Inc.	58,158	5,220,173
Pfizer, Inc.	61,007	1,545,917
Viatris, Inc.	167,458	1,458,559
		17,062,337
Industrials 10.4%
Aerospace & Defense 0.6%
Lockheed Martin Corp.	1,883	841,155
Building Products 0.4%
Allegion PLC	3,726	486,094
Electrical Equipment 0.4%
Emerson Electric Co.	4,558	499,739
Machinery 6.1%
Caterpillar, Inc.	6,870	2,265,726
Cummins, Inc.	4,402	1,379,763
PACCAR, Inc.	44,566	4,339,391
		7,984,880
Passenger Airlines 0.3%
Delta Air Lines, Inc.	6,487	282,833
United Airlines Holdings, Inc.*	2,064	142,519
		425,352
Professional Services 2.1%
Leidos Holdings, Inc.	10,853	1,464,504
SS&C Technologies Holdings, Inc.	14,792	1,235,576
		2,700,080
Trading Companies & Distributors 0.5%
Ferguson Enterprises, Inc.	3,883	622,173
Information Technology 18.5%
Communications Equipment 1.1%
Cisco Systems, Inc.	23,290	1,437,226
Electronic Equipment, Instruments & Components 0.2%
Jabil, Inc.	1,836	249,825

IT Services 3.5%
Accenture PLC "A"	1,606	501,136
Amdocs Ltd.	2,210	202,215
Cognizant Technology Solutions Corp. "A"	50,739	3,881,534
		4,584,885
Semiconductors & Semiconductor Equipment 8.2%
Advanced Micro Devices, Inc.*	3,396	348,905
Applied Materials, Inc.	17,161	2,490,404
Broadcom, Inc.	10,563	1,768,563
KLA Corp.	1,153	783,809
Lam Research Corp.	8,213	597,085
NXP Semiconductors NV	6,204	1,179,132
ON Semiconductor Corp.*	11,963	486,775
QUALCOMM, Inc.	20,373	3,129,497
		10,784,170
Software 0.7%
Gen Digital, Inc.	23,042	611,535
Salesforce, Inc.	1,245	334,108
		945,643
Technology Hardware, Storage & Peripherals 4.8%
Apple, Inc.	18,602	4,132,062
Dell Technologies, Inc. "C"	4,966	452,651
Hewlett Packard Enterprise Co.	109,363	1,687,471
		6,272,184
Materials 0.8%
Construction Materials 0.6%
CRH PLC	9,067	797,624
Metals & Mining 0.2%
Newmont Corp.	4,205	203,017
Utilities 0.1%
Electric Utilities 0.1%
Southern Co.	1,330	122,294
Total Common Stocks (Cost $111,335,866)		130,516,000

Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 4.37% (a) (Cost $492,679)	492,679	492,679

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $111,828,545)	100.0	131,008,679
Other Assets and Liabilities, Net	(0.0)	(37,619)
Net Assets	100.0	130,971,060
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2025 are as follows:
Value ($) at 12/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2025	Value ($) at 3/31/2025
Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 4.37% (a)
890,296	3,336,416	3,734,033	—	—	7,957	—	492,679	492,679

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$130,516,000	$—	$—	$130,516,000
Short-Term Investments	492,679	—	—	492,679
Total	$131,008,679	$—	$—	$131,008,679

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS2CUS-PH1
R-080548-3 (1/27)